IAI RETIREMENT FUNDS, INC.
                                  ANNUAL REPORT

                 IAI REGIONAL PORTFOLIO, IAI BALANCED PORTFOLIO
                              IAI RESERVE PORTFOLIO

                                DECEMBER 31, 1996




                                   [LOGO] IAI

                                  MUTUAL FUNDS





                                TABLE OF CONTENTS

                           IAI RETIREMENT FUNDS, INC.



                                  ANNUAL REPORT
                                DECEMBER 31, 1996


  Chairman's Letter                               2

  Portfolio Managers' Reviews

      IAI Regional Portfolio                      3

      IAI Balanced Portfolio                      4

      IAI Reserve Portfolio                       5

  Schedules of Investments

      IAI Regional Portfolio                      6

      IAI Balanced Portfolio                      9

      IAI Reserve Portfolio                      11

  Notes to Schedules of Investments              12

  Statements of Assets and Liabilities           13

  Statements of Operations                       14

  Statements of Changes in Net Assets

      IAI Regional Portfolio                     15

      IAI Balanced Portfolio                     16

      IAI Reserve Portfolio                      17

  Financial Highlights

      IAI Regional Portfolio                     18

      IAI Balanced Portfolio                     19

      IAI Reserve Portfolio                      20

  Notes to Financial Statements                  21

  Independent Auditors' Report                   23

  Federal Tax Information                        24

  Distributor, Adviser, Custodian,
  Legal Counsel, Independent Auditors,
  Directors                              Back Cover



                                   [LOGO] IAI

                                  MUTUAL FUNDS


                            INVESTMENT ADVISERS, INC.
   3700 FIRST BANK PLACE, P.O. BOX 357, MINNEAPOLIS, MINNESOTA 55440-0357 USA
                                FAX 612.376.2737

                                  800.945.3863
                                  612.376.2700



                                CHAIRMAN'S LETTER

                           IAI RETIREMENT FUNDS, INC.

ENJOYING THE GOOD TIMES


[PHOTO]
NOEL P. RAHN
CHAIRMAN

The stock market continues to offer pleasant surprises, with the Dow Jones Industrial Average up more than 75% during the past two years. As we move through 1997, most of the conditions which led to that runup are still intact: low inflation, relatively low interest rates, moderate economic growth and strong corporate productivity.

For much of 1996, the bond market endured a bumpy ride, as interest rates rose steadily, ignited by a spring quarter that was one of the strongest economic periods in years. Indeed, for much of the spring and summer, the benchmark 30-year Treasury bond traded at about 7% as investors feared inflation and action by the Federal Reserve Board to slow down the economy.

However, by the fall, the economy slowed down and the Fed chose not to tighten credit, partly because it didn't want to influence the presidential election in November. Investors seemed to like the election results--a Democratic White House and a Republican Congress--as the stock market surged to new highs and the bond market recovered lost ground from earlier in the year.

The federal budget deficit has fallen significantly for four consecutive years. The rate of economic growth, although buoyant for a quarter or two at a time, continues on a moderate course. And interest rates in foreign countries are falling, particularly in Europe, where the economy is sluggish. That's helpful to U.S. bond issuers, who don't have to compete quite as hard on a worldwide basis for capital. As a result, the Federal Reserve Board, which controls U.S. short-term interest rates, has kept a fairly low profile of late.

The Fed, however, is a vigilant observer of the economy and is very sensitive to potential inflation. Since the economy is at full employment and energy prices have been rising, it wouldn't be surprising to see an uptick in inflation in the months ahead. That could cause interest rates to rise and put the brakes on the stock and bond markets.

If you're a long-term investor, then you should be concerned that you've properly diversified your portfolio among stocks and bonds, perhaps increasing your focus on bonds as you approach retirement and require income. And you should make sure that your investment portfolio generally reflects your long-term investment goals for 1997 and beyond.

Please read the Portfolio Managers' Reviews which follow this letter for a detailed perspective on the Portfolios' performance and our strategy going forward. We appreciate your continued trust and confidence in IAI. If there is any way we can serve you better, please let us know by calling our toll-free Investor Services Hotline at 1-800-945-3863.

Sincerely,

/s/ Noel P. Rahn

Noel P. Rahn
Chairman




                          PORTFOLIO MANAGER'S REVIEW
                            IAI REGIONAL PORTFOLIO


IAI REGIONAL PORTFOLIO

The IAI Regional Portfolio invests in a broad array of companies based in the eight-state Upper Midwest region of the United States. By and large, these companies do not include the largest stocks in the S & P 500 Index, the strongest performers during much of 1996. For the year ended December 31, 1996, the Portfolio produced a total return of 11.88%, compared to 17.48% for the IAI Regional 300 Index and 23.25% for the S&P 500 Index. We continue to hold a number of very strong, high-quality companies in the capital goods, agriculture and financial services sectors.

Investors are currently enjoying the best of all possible worlds--benign inflation, low interest rates and moderate economic growth. Judging from current market levels, however, the market also appears to be expecting high rates of earnings growth as well. At the current pace of economic growth, corporate earnings cannot continue to grow at the current pace. Therefore, it is important that we redouble our efforts to focus on companies with strong cash flows which can support these high stock prices.


[PHOTO]
MARK C. HOONSBEEN, CFA
IAI REGIONAL PORTFOLIO
MANAGER




VALUE OF $10,000 INVESTMENT+

               [PLOT POINTS GRAPH]

             IAI Regional Portfolio
              (Inception 1/31/94)        S&P 500 Index*

 1/31/94            $10,000                  $ 9,728
12/31/94            $10,620                  $ 9,803
12/31/95            $14,178                  $13,479
12/31/96            $15,862                  $16,613



AVERAGE ANNUAL RETURNS+
THROUGH 12/31/96

                                             Since Inception
                                1 Year           1/31/94
------------------------------------------------------------

IAI REGIONAL PORTFOLIO           11.88%          17.13%
 ............................................................

S&P 500 Index                    23.25%          19.01%*

+  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
*  SINCE 2/01/94




                          PORTFOLIO MANAGERS' REVIEW
                            IAI BALANCED PORTFOLIO


IAI BALANCED PORTFOLIO

[PHOTO]
LARRY R. HILL, CFA
IAI BALANCED PORTFOLIO
CO-MANAGER


[PHOTO]
DONALD J. HOELTING, CFA
IAI BALANCED PORTFOLIO
CO-MANAGER


The IAI Balanced Portfolio, which seeks to invest in the optimal mixture of stocks and bonds, produced a fourth quarter return of 4.87% compared to 5.57% for the average balanced fund as measured by Lipper Analytical Services Inc., 8.46% for the S&P 500 Index and 3.06% for the Lehman Government/Corporate Bond Index. During the fourth quarter, the IAI Balanced Portfolio ratio of stocks and bonds was 50/50. For 1996, the IAI Balanced Portfolio rose 9.80% compared to 23.25% for the S&P 500 Index and 2.90% for the Lehman Government/Corporate Bond Index.

Our strategy continues to focus on corporates and asset-backed securities for extra yield. We believe that U.S. bonds offer excellent relative value given the low level of U.S. inflation and foreign short-term interest rates. The equity portion of the portfolio includes such excellent companies as Intel, Motorola and Student Loan Marketing Association ("Sallie Mae").

As it has for the past several years, the economy continues to grow moderately with low inflation. That environment bodes well for stocks and bonds in 1997.




VALUE OF $10,000 INVESTMENT+

                             [PLOT POINTS GRAPH]

           IAI Balanced Portfolio                    Lehman Government/Corporate
            (Inception 2/03/94)     S&P 500 Index*            Bond Index*

  2/3/94          $10,000               $ 9,728                $ 9,782
12/31/94          $10,221               $ 9,803                $ 9,506
12/31/95          $11,879               $13,479                $11,335
12/31/96          $13,044               $16,613                $11,664




AVERAGE ANNUAL RETURNS+
THROUGH 12/31/96

                                                    Since Inception
                                         1 Year         2/3/94
-------------------------------------------------------------------

IAI BALANCED PORTFOLIO                    9.80%          9.55%
 ...................................................................

S&P 500 Index                            23.25%         19.01%*
 ...................................................................

Lehman Government/Corporate Bond Index    2.90%          5.42%*

+  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
*  SINCE 2/01/94




                          PORTFOLIO MANAGERS' REVIEW

                            IAI RESERVE PORTFOLIO


IAI RESERVE PORTFOLIO

The Portfolio pursues its objective of stability, liquidity and income by investing in a variety of high quality money market securities, including U.S. Treasury Bills, U.S. Government short-term notes, commercial paper issued by large corporations, repurchase agreements and CDs issued by large banks. For 1996, the Portfolio provided a total return of 4.93%. As of December 31, 1996, the Portfolio's average maturity was 175 days.

Money market fund yields are in large measure determined by the actions of the Federal Reserve Board. Acknowledging mixed economic signals, the Fed left short-term interest rates unchanged during the fourth quarter. Indeed, during 1996, the Fed made only one move on interest rates, and that came one year ago, when rates were lowered by 0.25%. Although economic growth exceeded market expectations in the first half of 1996, activity slowed in the second half of the year. We expect growth for the first half of 1997 to remain in the 2%-2.5% range. Inflation, as measured by the GDP deflator, should increase at a rate of about 2% in the first half of 1997.


[PHOTO]
TIMOTHY A. PALMER, CFA
IAI RESERVE PORTFOLIO
CO-MANAGER


[PHOTO]
LIVINGSTON G. DOUGLAS, CFA
IAI RESERVE PORTFOLIO
CO-MANAGER




VALUE OF $10,000 INVESTMENT+

                     [PLOT POINTS GRAPH]

              IAI Reserve Portfolio      Salomon Brothers One
              (Inception 4/07/94)      Year Treasury Bill Index*

  4/7/94            $10,000                    $ 9,991
12/31/94            $10,225                    $10,232
12/31/95            $10,746                    $11,060
12/31/96            $11,278                    $11,686




AVERAGE ANNUAL RETURNS+
THROUGH 12/31/96

                                                    Since Inception
                                       1 Year           4/07/94
-------------------------------------------------------------------

IAI Reserve Portfolio                   4.93%            4.48%
 ...................................................................

Salomon Brothers One Year
  Treasury Bill Index                   5.66%            5.83%*

+  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
*  SINCE 4/01/94




=======================================================================================================================
                                      S C H E D U L E  O F  I N V E S T M E N T S
=======================================================================================================================
                                                IAI REGIONAL PORTFOLIO

                                                   DECEMBER 31, 1996

                             (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)


COMMON STOCKS - 68.5%
                                                Market                                                        Market
                                   Quantity    Value (a)                                         Quantity    Value (a)
---------------------------------------------------------     ---------------------------------------------------------
COMMERCIAL SERVICES - 2.6%
Bell & Howell (b)                    4,700  $    111,625      First Alliance (b)                   5,200  $    157,300
Castle (A.M.)                        4,000        77,000      Green Tree Financial                 2,400        92,700
Merrill                              4,900       112,700      LifeUSA (b)                          6,000        72,000
                                              -----------
                                                 301,325      Metris (b)                           2,400        57,600
---------------------------------------------------------
CONSUMER DURABLES - 7.0%                                      Reliastar Financial                  2,500       144,375
Harley-Davidson                      2,000        94,000      Winthrop Resources                   2,000        57,500
                                                                                                            -----------
ITI Technologies (b)                10,400       157,300                                                       908,312
                                                              ---------------------------------------------------------
Newell                               8,000       252,000      HEALTH SERVICES - 1.2%
Polaris                              4,400       104,500      Healthcare Compare (b)               2,000        84,750
Snap-On                              6,150       219,094      Patterson Dental (b)                 2,000        56,500
                                              -----------                                                   -----------
                                                 826,894                                                       141,250
---------------------------------------------------------     ---------------------------------------------------------
CONSUMER NON-DURABLES - 0.8%                                  HEALTH TECHNOLOGY - 6.9%
Sara Lee                             2,600        96,850      Abbott Laboratories                  2,100       106,575
---------------------------------------------------------
CONSUMER SERVICES - 2.0%                                      Baxter International                 2,000        82,000
Famous Dave's of America (b)         4,000        39,000      CIMA Labs (b)                       10,000        61,250
Lodgenet Entertainment (b)           6,400       113,600      CNS (b)                              4,700        67,563
McDonald's                           1,900        85,975      Diametrics Medical (b)              12,000        52,500
                                              -----------
                                                 238,575      Marquette Medical Class A (b)        6,200       137,175
---------------------------------------------------------
ELECTRONIC TECHNOLOGY - 7.4%                                  Northfield Laboratories (b)          5,000        53,750
360 Communications (b)               8,300       191,937      Nutrition Medical (b)                7,000        26,250
ACI Telecentrics (b)                 2,000        12,250      Possis Medical (b)                   4,000        83,500
Aetrium (b)                         11,000       145,750      Sybron International - Wisconsin (b) 2,900        95,700
ANTEC (b)                            5,000        45,000      Urologix (b)                         2,900        47,125
                                                                                                            -----------
Ault (b)                             8,000        54,000                                                       813,388
                                                              ---------------------------------------------------------
FSI International (b)               13,600       204,000      NON-ENERGY MINERALS  - 1.5%
HEI (b)                              5,400        51,975      USG (b)                              5,200       176,150
                                                              ---------------------------------------------------------
Motorola                             2,300       141,163      PROCESS INDUSTRIES - 7.1%
Sheldahl (b)                         1,800        33,750      AptarGroup                           5,900       207,975
                                              -----------
                                                 879,825      Bemis                                2,500        92,187
---------------------------------------------------------
ENERGY MINERALS - 1.5%                                        BMC Industries                       4,000       126,000
Amoco                                2,200       177,100      IMC Global                           2,020        79,033
---------------------------------------------------------
FINANCIAL - 7.7%                                              Mycogen (b)                          2,000        43,000
Allstate                             2,000       115,750      Northland Cranberries Class A        5,800       133,400
Amerin (b)                           4,100       105,575      Pioneer Hi-Bred International        1,200        84,000
Equitable of Iowa                    2,300       105,512      Valspar                              1,300        73,613
                                                                                                            -----------
                                                                                                               839,208
                                                              ---------------------------------------------------------

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

========================================================================================================================
                                      S C H E D U L E  O F  I N V E S T M E N T S
========================================================================================================================
                                                IAI REGIONAL PORTFOLIO

                                                   DECEMBER 31, 1996


                                                 Market                                                        Market
                                  Quantity     Value (a)                                        Quantity     Value (a)
----------------------------------------------------------     ---------------------------------------------------------
PRODUCER MANUFACTURING - 11.7%                                 TECHNOLOGY SERVICES - 4.5%
ABC Rail Products (b)               10,000   $    198,750      Alternative Resources (b)           3,000   $     52,125
Borg-Warner Automotive               2,200         84,700      Control Data Systems (b)            5,000        110,000
Case                                 1,800         98,100      Engineering Animation (b)           5,800        140,650
Dura Automotive Systems (b)            800         18,000      Metromail (b)                         700         12,775
IDEX                                 4,000        159,500      Racotek (b)                        12,400         53,475
Illinois Tool Works                  1,300        103,837      Richardson Electronics             12,500        103,125
Johnson Controls                     2,000        165,750      Secure Computing (b)                7,000         63,875
                                                                                                             -----------
Juno Lighting                          500          8,000                                                       536,025
                                                               ---------------------------------------------------------
Lindsay Manufacturing                1,500         70,125      TRANSPORTATION - 2.4%
Littlefuse (b)                       1,400         67,900      Illinois Central                    3,500        112,000
Pentair                              6,100        196,725      USFreightways                       6,300        172,856
                                                                                                             -----------
Recovery Engineering (b)             6,000         42,000                                                       284,856
                                                               ---------------------------------------------------------
Thermo Sentron (b)                   7,200         97,200      TOTAL INVESTMENTS IN COMMON STOCKS
Valmont                                600         24,750      (COST: $7,442,225) ........................ $  8,102,783
                                                               ---------------------------------------------------------
Woodhead                               300          4,125      TOTAL INVESTMENTS IN LONG-TERM
Zebra Technologies Class A (b)       2,100         49,088           SECURITIES
                                               -----------
                                                1,388,550      (COST: $7,442,225) ........................ $  8,102,783
----------------------------------------------------------     ---------------------------------------------------------
RETAIL TRADE - 4.2%
Dayton Hudson                        3,000        117,750
Fingerhut                            5,400         66,150
Lands' End (b)                       3,500         92,750
Sears Roebuck                        2,400        110,700
Video Update Class A (b)            14,000         55,125
Walgreen                             1,300         52,000
                                               -----------
                                                  494,475
----------------------------------------------------------


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

======================================================================================================================
                                      S C H E D U L E  O F  I N V E S T M E N T S
======================================================================================================================
                                               IAI REGIONAL PORTFOLIO

                                                 DECEMBER 31, 1996


SHORT-TERM SECURITIES - 24.9%
                                                                                          Principal        Market
                                                                     Rate     Maturity     Amount        Value (a)
----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 24.9%
U.S. Treasury Bill                                                   5.21%    05/08/97   $3,000,000          2,946,870
----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SHORT-TERM SECURITIES
(COST: $2,946,625)................................................................................... $      2,946,870
----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(COST: $10,388,850) (d).............................................................................. $     11,049,653
----------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (NET) - 6.6%
 ..................................................................................................... $        781,336
----------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS
 ..................................................................................................... $     11,830,989
----------------------------------------------------------------------------------------------------------------------


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

=====================================================================================================================
                                      S C H E D U L E  O F  I N V E S T M E N T S
=====================================================================================================================
                                               IAI BALANCED PORTFOLIO

                                                  DECEMBER 31, 1996

                            (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)

COMMON STOCKS - 45.5%
                                                Market                                                       Market
                                    Quantity   Value (a)                                         Quantity   Value (a)
----------------------------------------------------------  ---------------------------------------------------------
CONSUMER DURABLES - 7.0%                                    HEALTH TECHNOLOGY - 2.7%
Bandag                                 300   $   14,213     Bristol-Myers Squibb                    130   $   14,138
Department 56 (b)                    1,200       29,700     Merck                                   100        7,925
Eastman Kodak                          300       24,075     Pfizer                                  150       12,431
Hasbro                                 300       11,662     SmithKline Beecham ADR                  100        6,800
                                                                                                         ------------
Polaris                                700       16,625                                                       41,294
                                                            ---------------------------------------------------------
Sturm Ruger                            600       11,625     INDUSTRIAL SERVICES - 0.9%
                                            ------------
                                                107,900     Schlumberger ADR                         40        3,995
--------------------------------------------------------
CONSUMER NON-DURABLES - 5.0%                                WMX Technologies                        300        9,787
                                                                                                         ------------
Coca-Cola                              320       16,840                                                       13,782
                                                            ---------------------------------------------------------
Gillette                               200       15,550     NON-ENERGY MINERALS - 1.7%
Philip Morris                          300       33,788     Nucor                                   200       10,200
UST                                    300        9,712     Schweitzer-Mauduit International        500       15,813
                                            ------------                                                 ------------
                                                 75,890                                                       26,013
--------------------------------------------------------    ---------------------------------------------------------
CONSUMER SERVICES - 2.8%                                    PRODUCER MANUFACTURING - 4.6%
Media General Class A                  300        9,075     Berkshire Hathaway Class B (b)           15       16,680
Reader's Digest Class A                300       12,075     General Electric                        260       25,708
Walt Disney                            300       20,888     Nordson                                 200       12,750
                                            ------------
                                                 42,038     Tyco International                      300       15,862
--------------------------------------------------------                                                 ------------
ELECTRONIC TECHNOLOGY - 4.3%                                                                                  71,000
                                                            ---------------------------------------------------------
General Dynamics                       200       14,100     RETAIL TRADE - 2.7%
Intel                                  220       28,806     Circuit City                            400       12,050
Lucent Technologies                     97        4,486     Harcourt General                        300       13,837
Motorola                               300       18,413     Wal-Mart                                650       14,869
                                            ------------                                                 ------------
                                                 65,805                                                       40,756
--------------------------------------------------------    ---------------------------------------------------------
ENERGY MINERALS - 1.9%                                      TECHNOLOGY SERVICES - 0.6%
British Petroleum ADR                   70        9,896     Electronic Data Systems                 200        8,650
                                                            ---------------------------------------------------------
Exxon                                  200       19,600     UTILITIES - 1.2%
                                            ------------
                                                 29,496     FPL Group                               200        9,200
--------------------------------------------------------
FINANCIAL - 10.1%                                           MCI Communications                      300        9,806
                                                                                                         ------------
Aetna                                  300       24,000                                                       19,006
                                                            ---------------------------------------------------------
American Express                       300       16,950     TOTAL INVESTMENTS IN COMMON STOCKS
Federal National Mortgage Association  600       22,350     (COST: $624,270) ............................ $  697,130
                                                            ---------------------------------------------------------
Leucadia National                      400       10,700
Norwest                                350       15,225
PMI Group                              300       16,612
Student Loan Marketing Association     200       18,625
United Assets Management               700       18,638
United Dominion Realty Trust           800       12,400
                                            ------------
                                                155,500
--------------------------------------------------------


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

==================================================================================================================
                                      S C H E D U L E  O F  I N V E S T M E N T S
==================================================================================================================
                                              IAI BALANCED PORTFOLIO

                                                DECEMBER 31, 1996


U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS - 41.9%
                                                                                          Principal     Market
                                                                      Rate      Maturity   Amount      Value (a)
----------------------------------------------------------------------------------------------------------------
U.S. TREASURY NOTES - 21.4%
                                                                      6.00%     11/30/97  $ 20,000   $   20,062
                                                                      6.13      09/30/00    25,000       24,984
                                                                      8.00      05/15/01    25,000       26,715
                                                                      7.50      11/15/01    50,000       52,633
                                                                      7.50      05/15/02    70,000       74,014
                                                                      6.25      02/15/03    75,000       74,906
                                                                      7.88      11/15/04    50,000       54,563
                                                                                                    ------------
                                                                                                        327,877
----------------------------------------------------------------------------------------------------------------
U.S. TREASURY BONDS - 17.4%
                                                                     10.75      05/15/03    75,000       92,273
                                                                      9.25      02/15/16    50,000       63,477
                                                                      8.13      08/15/19    25,000       28,918
                                                                      7.88      02/15/21    25,000       28,258
                                                                      7.50      11/15/24    50,000       54,687
                                                                                                     -----------
                                                                                                        267,613
----------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATION - 3.1%
U.S. Treasury Strip (ZERO-COUPON BOND)                                6.77(c)   02/15/04    75,000       48,009
----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS
(COST: $639,428) ................................................................................ $     643,499
----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(COST: $1,263,698) (d) .......................................................................... $   1,340,629
----------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (NET) - 12.6%
 ................................................................................................. $     193,417
----------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS
 ................................................................................................. $   1,534,046
----------------------------------------------------------------------------------------------------------------


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

======================================================================================================================
                                      S C H E D U L E  O F  I N V E S T M E N T S
======================================================================================================================
                                                IAI RESERVE PORTFOLIO

                                                  DECEMBER 31, 1996

                             (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)

U.S. GOVERNMENT OBLIGATIONS - 18.8%
                                                                                             Principal       Market
                                                                      Rate      Maturity       Amount       Value (a)
----------------------------------------------------------------------------------------------------------------------
U.S. TREASURY NOTE - 18.8%
                                                                      5.38%     05/31/98     $ 100,000    $    99,484
----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN U.S GOVERNMENT OBLIGATIONS
(COST: $98,826) ......................................................................................... $    99,484
----------------------------------------------------------------------------------------------------------------------


U.S. GOVERNMENT AGENCY SECURITIES - 73.3%
                                                                                             Principal       Market
                                                                      Rate      Maturity      Amount        Value (a)
----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY DISCOUNT NOTES - 73.3%

Federal Farm Credit Bank                                              6.52%     03/11/97        50,000    $    49,497

Federal Farm Credit Bank                                              6.91      04/09/97        45,000         44,351

Federal Home Loan Mortgage Corporation                                6.57      01/15/97        72,000         71,857

Federal Home Loan Mortgage Corporation                                8.61      05/06/97        50,000         49,100

Federal National Mortgage Association                                 5.72      07/11/97        75,000         72,894

World Bank                                                            5.36      02/18/97        50,000         49,643

World Bank                                                            6.79      02/18/97        50,000         49,647
                                                                                                           ----------
                                                                                                              386,989
----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN U.S. GOVERNMENT AGENCY SECURITIES
(COST: $386,962)  ....................................................................................... $   386,989
----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(COST: $485,788) (d) .................................................................................... $   486,473
----------------------------------------------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES (NET) - 7.9%
 ......................................................................................................... $    41,443
----------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS
 ......................................................................................................... $   527,916
----------------------------------------------------------------------------------------------------------------------


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS ON PAGE 12




================================================================================
         N O T E S  T O  S C H E D U L E S  O F  I N V E S T M E N T S
================================================================================
                           IAI RETIREMENT FUNDS, INC.

                               DECEMBER 31, 1996


                                       (a)
Market value of securities is determined as described in Note 1 to the financial statements, under "Security Valuation".

                                       (b)
                    Currently non-income producing security.

                                       (c)
      Interest rate shown represents yield-to-maturity at date of purchase.

                                       (d)
 At December 31, 1996, the cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on that cost were as follows:


------------------------------------------------------------------------------------------------------
                                             IAI REGIONAL           IAI BALANCED         IAI RESERVE
                                              PORTFOLIO              PORTFOLIO            PORTFOLIO
------------------------------------------------------------------------------------------------------
   Cost for federal income tax purposes    $   10,414,213          $   1,263,764        $     485,788
                                          ------------------------------------------------------------

   Gross unrealized appreciation           $    1,033,235          $     102,866        $         696
   Gross unrealized depreciation                 (397,795)               (26,001)                 (11)
                                          ------------------------------------------------------------
   Net unrealized appreciation             $      635,440          $      76,865        $         685
                                          ------------------------------------------------------------
------------------------------------------------------------------------------------------------------





============================================================================================================================
                           S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S
============================================================================================================================
                                                  IAI RETIREMENT FUNDS, INC.

                                                      DECEMBER 31, 1996


                                                                         IAI REGIONAL        IAI BALANCED       IAI RESERVE
                                                                          PORTFOLIO            PORTFOLIO         PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market
      (Cost: $10,388,850; $1,263,698; and $485,788, respectively)       $   11,049,653       $   1,340,629      $   486,473
   Cash in bank on demand deposit                                              764,129             180,136           33,354
   Receivable for investment securities sold                                    73,064                   -                -
   Dividends and accrued interest receivable                                     4,876              10,525              475
   Organization costs                                                            5,269               5,289            5,693
   Other                                                                         2,602                   -            4,070
                                                                     -------------------------------------------------------
      TOTAL ASSETS                                                          11,899,593           1,536,579          530,065
                                                                     -------------------------------------------------------

LIABILITIES
   Payable for investment securities purchased                                  66,253                   -                -
   Other accrued expenses                                                        2,351               2,533            2,149
                                                                     -------------------------------------------------------
      TOTAL LIABILITIES                                                         68,604               2,533            2,149
                                                                     -------------------------------------------------------
         NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK             $   11,830,989       $   1,534,046      $   527,916
                                                                     -------------------------------------------------------

REPRESENTED BY:
   Capital stock                                                        $        7,875       $       1,207      $       527
   Additional paid-in capital                                               10,555,232           1,388,203          524,037
   Undistributed net investment income                                          62,091              32,872            1,777
   Accumulated net realized gains on investments                               544,988              34,833              890
   Unrealized appreciation on investments                                      660,803              76,931              685
                                                                     -------------------------------------------------------
      TOTAL - REPRESENTING NET ASSETS APPLICABLE TO OUTSTANDING
         CAPITAL STOCK                                                   $   11,830,989      $   1,534,046      $   527,916
                                                                     -------------------------------------------------------
      Shares of common stock outstanding; authorized 10 billion
         shares of $.01 par value stock of each Portfolio                      787,450             120,716           52,656
                                                                     -------------------------------------------------------

      NET ASSET VALUE PER SHARE OF OUTSTANDING CAPITAL STOCK            $        15.02       $       12.71      $     10.03
                                                                     -------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 21





===============================================================================================================
                               S T A T E M E N T S  O F  O P E R A T I O N S
===============================================================================================================
                                          IAI RETIREMENT FUNDS, INC.

                                         YEAR ENDED DECEMBER 31, 1996


                                                            IAI REGIONAL        IAI BALANCED       IAI RESERVE
                                                             PORTFOLIO           PORTFOLIO          PORTFOLIO
---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Income:
      Interest                                               $   87,787          $   35,895         $   50,512
      Dividends                                                  55,465              10,189                  -
                                                            ---------------------------------------------------
        TOTAL INCOME                                            143,252              46,084             50,512
                                                            ---------------------------------------------------

   Expenses:
      Investment advisory fees                                   51,843               7,333              4,218
      Dividend-disbursing, administrative, and accounting fees    7,977               1,128                938
      Legal fees                                                    185                 186                185
      Custodian fees                                              7,770               5,490              3,660
      Amortization of organization costs                          2,525               2,525              2,525
      Compensation of Directors                                     779                 108                102
      Audit fees                                                  8,856               4,026              4,026
      Printing and shareholder reporting                          1,469                 737                737
      Registration fees                                             554                 554                554
      Other expenses                                                 56                  13                 29
                                                            ---------------------------------------------------
        TOTAL EXPENSES                                           82,014              22,100             16,974
        Less fees reimbursed or waived by Advisers                    -              (8,031)            (9,034)
                                                            ---------------------------------------------------
        NET EXPENSES                                             82,014              14,069              7,940
                                                            ---------------------------------------------------
          NET INVESTMENT INCOME                                  61,238              32,015             42,572
                                                            ---------------------------------------------------

NET REALIZED AND UNREALIZED GAINS (LOSSES)
   Net realized gains on investments                            546,238              34,844                897
   Net change in unrealized appreciation or depreciation on
      investment securities                                     261,886              48,573                470
                                                            ---------------------------------------------------
          NET GAIN ON INVESTMENTS                               808,124              83,417              1,367
                                                            ---------------------------------------------------
          NET INCREASE IN NET ASSETS RESULTING FROM
            OPERATIONS                                       $  869,362          $  115,432         $   43,939
                                                            ---------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 21





==================================================================================================================
                        S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S
==================================================================================================================
                                           IAI RETIREMENT FUNDS, INC.

                                             IAI REGIONAL PORTFOLIO


                                                                          Year ended              Year ended
                                                                       December 31, 1996       December 31, 1995
------------------------------------------------------------------------------------------------------------------
OPERATIONS
     Net investment income                                              $      61,238            $     27,460
     Net realized gains                                                       546,238                 402,797
     Net change in unrealized appreciation or depreciation                    261,886                 377,323
                                                                       -------------------------------------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  869,362                 807,580
                                                                       -------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                    (28,335)                 (2,961)
     Net realized gains                                                      (399,948)                      -
                                                                       -------------------------------------------
        TOTAL DISTRIBUTIONS                                                  (428,283)                 (2,961)
                                                                       -------------------------------------------

CAPITAL SHARE TRANSACTIONS
     Net proceeds from sale of 494,528 and 284,186 shares                   7,251,048               3,496,985
     Net asset value of 29,614 and 250 shares issued to shareholders
         in reinvestment of distributions                                     428,283                   2,976
     Cost of 97,088 and 5,480 shares redeemed                              (1,394,032)                (65,151)
                                                                       -------------------------------------------
        INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS              6,285,299               3,434,810
                                                                       -------------------------------------------
        TOTAL INCREASE IN NET ASSETS                                        6,726,378               4,239,429

            NET ASSETS AT BEGINNING OF PERIOD                               5,104,611                 865,182
                                                                       -------------------------------------------

            NET ASSETS AT END OF PERIOD                                 $  11,830,989            $  5,104,611
                                                                       -------------------------------------------
               Including undistributed net investment income of:        $      62,091            $     28,323
                                                                       -------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 21





=================================================================================================================
                      S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S
=================================================================================================================
                                           IAI RETIREMENT FUNDS, INC.

                                            IAI BALANCED PORTFOLIO


                                                                         Year ended              Year ended
                                                                      December 31, 1996       December 31, 1995
-----------------------------------------------------------------------------------------------------------------
OPERATIONS
     Net investment income                                              $     32,015             $     8,739
     Net realized gains                                                       34,844                  10,667
     Net change in unrealized appreciation or depreciation                    48,573                  28,015
                                                                       ------------------------------------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 115,432                  47,421
                                                                       ------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                    (9,610)                 (2,721)
     Net realized gains                                                      (10,008)                      -
                                                                       ------------------------------------------
        TOTAL DISTRIBUTIONS                                                  (19,618)                 (2,721)
                                                                       ------------------------------------------

CAPITAL SHARE TRANSACTIONS
     Net proceeds from sale of 60,953 and 51,989 shares                      736,701                 595,671
     Net asset value of 1,644 and 243 shares issued to shareholders
        in reinvestment of distributions                                      19,618                   2,721
     Cost of 6,756 and 7,482 shares redeemed                                 (82,199)                (84,648)
                                                                       ------------------------------------------
        INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS               674,120                 513,744
                                                                       ------------------------------------------
        TOTAL INCREASE IN NET ASSETS                                         769,934                 558,444

            NET ASSETS AT BEGINNING OF PERIOD                                764,112                 205,668
                                                                       ------------------------------------------

            NET ASSETS AT END OF PERIOD                                 $  1,534,046             $   764,112
                                                                       ------------------------------------------
               Including undistributed net investment income of:        $     32,872             $     9,602
                                                                       ------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 21





=================================================================================================================
                  S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S
=================================================================================================================
                                           IAI RETIREMENT FUNDS, INC.

                                             IAI RESERVE PORTFOLIO


                                                                         Year ended              Year ended
                                                                      December 31, 1996      December 31, 1995
-----------------------------------------------------------------------------------------------------------------
OPERATIONS
     Net investment income                                              $     42,572           $      35,152
     Net realized gains                                                          897                     391
     Net change in unrealized appreciation or depreciation                       470                     215
                                                                       ------------------------------------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  43,939                  35,758
                                                                       ------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                   (44,274)                (34,624)
     Net realized gains                                                         (385)                      -
                                                                       ------------------------------------------
        TOTAL DISTRIBUTIONS                                                  (44,659)                (34,624)
                                                                       ------------------------------------------

CAPITAL SHARE TRANSACTIONS
     Net proceeds from sale of 177,334 and 110,373 shares                  1,778,387               1,109,346
     Net asset value of 4,449 and 3,456 shares issued to shareholders
        in reinvestment of distributions                                      44,659                  34,694
     Cost of 213,085 and 84,066 shares redeemed                           (2,138,514)               (844,916)
                                                                       ------------------------------------------
        INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE
           TRANSACTIONS                                                     (315,468)                299,124
                                                                       ------------------------------------------
        TOTAL INCREASE (DECREASE) IN NET ASSETS                             (316,188)                300,258

            NET ASSETS AT BEGINNING OF PERIOD                                844,104                 543,846
                                                                       ------------------------------------------

            NET ASSETS AT END OF PERIOD                                 $    527,916            $    844,104
                                                                       ------------------------------------------
               Including undistributed net investment income of:        $      1,777            $      2,614
                                                                       ------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 21




=====================================================================================================================
                                      F I N A N C I A L  H I G H L I G H T S
=====================================================================================================================
                                            IAI RETIREMENT FUNDS, INC.
                                              IAI REGIONAL PORTFOLIO

                  PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
                        AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:


                                                                       Years ended
                                                                       December 31,                  Period from
                                                            --------------------------------     January 31, 1994 ***
                                                                    1996            1995         to December 31, 1994
   ------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE
      Beginning of period                                        $   14.16       $    10.62        $    10.00
                                                            ---------------------------------------------------------

   OPERATIONS
      Net investment income                                           0.05             0.06              0.03
      Net realized and unrealized gains                               1.60             3.50              0.59
                                                            ---------------------------------------------------------
          TOTAL FROM OPERATIONS                                       1.65             3.56              0.62
                                                            ---------------------------------------------------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income                                          (0.05)           (0.02)                -
      Net realized gains                                             (0.74)               -                 -
                                                            ---------------------------------------------------------
          TOTAL DISTRIBUTIONS                                        (0.79)           (0.02)                -
                                                            ---------------------------------------------------------

   NET ASSET VALUE
      End of period                                              $   15.02       $    14.16      $      10.62
                                                            ---------------------------------------------------------

   Total investment return*                                          11.88%           33.51%             6.20%

   Net assets at end of period (000's omitted)                   $  11,831       $    5,105      $        865

   RATIOS:
      Expenses to average daily net assets                            1.03%            1.37%**           1.13%**
      Expenses to average daily net assets (NET OF
          EXPENSES PAID INDIRECTLY)                                   1.03%            1.25%              n/a

      Net investment income to average daily net assets               0.77%            1.12%**           0.81%**
      Average brokerage commission rate****                      $  0.0513              n/a               n/a
      Portfolio turnover rate (excluding short-term securities)       78.4%           156.0%            127.6%


* TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.

** THE PORTFOLIO'S ADVISER VOLUNTARILY WAIVED $6,737 AND $7,455 IN EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1995 AND THE PERIOD ENDED DECEMBER 31, 1994, RESPECTIVELY. IF THE PORTFOLIO HAD BEEN CHARGED THESE EXPENSES, THE RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 1.64% AND 3.90% RESPECTIVELY, AND THE RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN .85% AND (1.96%), RESPECTIVELY. IN FISCAL YEAR 1995, THE RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS INCLUDES EXPENSES PAID INDIRECTLY BY THE PORTFOLIO. PRIOR PERIOD EXPENSE RATIOS HAVE NOT BEEN ADJUSTED. THE RATIO FOR THE PERIOD ENDED DECEMBER 31, 1994 IS ANNUALIZED.

***  COMMENCEMENT OF OPERATIONS

**** BEGINNING IN FISCAL 1996, THE FUND IS REQUIRED TO DISCLOSE AN AVERAGE
     BROKERAGE COMMISSION RATE.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 21





====================================================================================================================
                                      F I N A N C I A L  H I G H L I G H T S
====================================================================================================================
                                            IAI RETIREMENT FUNDS, INC.
                                             IAI BALANCED PORTFOLIO

                 PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
                        AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:


                                                                        Years ended
                                                                        December 31,                Period from
                                                              ------------------------------    February 3, 1994 ***
                                                                     1996            1995       to December 31, 1994
   -----------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE
      Beginning of period                                        $     11.78      $    10.22         $     10.00
                                                              ------------------------------------------------------

   OPERATIONS
      Net investment income                                             0.22            0.09                0.10
      Net realized and unrealized gains                                 0.92            1.56                0.12
                                                              ------------------------------------------------------
           TOTAL FROM OPERATIONS                                        1.14            1.65                0.22
                                                              ------------------------------------------------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income                                            (0.10)          (0.09)                  -
      Net realized gains                                               (0.11)              -                   -
                                                              ------------------------------------------------------
           TOTAL DISTRIBUTIONS                                         (0.21)          (0.09)                  -
                                                              ------------------------------------------------------

   NET ASSET VALUE
      End of period                                              $     12.71      $    11.78         $     10.22
                                                              ------------------------------------------------------

   Total investment return*                                             9.80%          16.21%               2.20%

   Net assets at end of period (000's omitted)                   $     1,534      $      764         $       206

   RATIOS:
      Expenses to average daily net assets**                            1.25%           1.70%               1.25%
      Expenses to average daily net assets (NET OF
           EXPENSES PAID INDIRECTLY)                                    1.25%           1.25%                n/a
      Net investment income to average daily net assets**               2.84%           2.34%               2.28%
      Average brokerage commission rate****                      $    0.0555             n/a                 n/a
      Portfolio turnover rate (excluding short-term securities)         67.4%           56.0%               21.6%


* TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.

** THE PORTFOLIO'S ADVISER VOLUNTARILY WAIVED $8,031, $13,428 AND $7,756 IN EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1996, THE YEAR ENDED DECEMBER 31, 1995 AND THE PERIOD ENDED DECEMBER 31, 1994, RESPECTIVELY. IF THE PORTFOLIO HAD BEEN CHARGED THESE EXPENSES, THE RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 1.96%, 5.29% AND 10.33%, RESPECTIVELY, AND THE RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 2.13%, (1.25%) AND (6.80%), RESPECTIVELY. IN FISCAL YEAR 1995, THE RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS INCLUDES EXPENSES PAID INDIRECTLY BY THE PORTFOLIO. PRIOR PERIOD EXPENSE RATIOS HAVE NOT BEEN ADJUSTED. THE RATIO FOR THE PERIOD ENDED DECEMBER 31, 1994 IS ANNUALIZED.

***  COMMENCEMENT OF OPERATIONS

**** BEGINNING IN FISCAL 1996, THE FUND IS REQUIRED TO DISCLOSE AN AVERAGE
     BROKERAGE COMMISSION RATE.





====================================================================================================================
                                        F I N A N C I A L  H I G H L I G H T S
====================================================================================================================
                                              IAI RETIREMENT FUNDS, INC.
                                                IAI RESERVE PORTFOLIO

                  PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
                          AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:


                                                                      Years ended
                                                                       December 31,                  Period from
                                                           -----------------------------------    April 7, 1994 ***
                                                                    1996            1995        to December 31, 1994
   -----------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE
      Beginning of period                                      $     10.05      $     10.03         $     10.00
                                                           ---------------------------------------------------------

   OPERATIONS
      Net investment income                                           0.49             0.48                0.20
      Net realized and unrealized gains                              (0.01)            0.02                0.02
                                                           ---------------------------------------------------------
          TOTAL FROM OPERATIONS                                       0.48             0.50                0.22
                                                           ---------------------------------------------------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income                                          (0.50)           (0.48)              (0.19)
                                                           ---------------------------------------------------------
          TOTAL DISTRIBUTIONS                                        (0.50)           (0.48)              (0.19)
                                                           ---------------------------------------------------------

   NET ASSET VALUE
      End of period                                            $     10.03      $     10.05         $     10.03
                                                           ---------------------------------------------------------

   Total investment return*                                           4.93%            5.09%               2.25%

   Net assets at end of period (000's omitted)                 $       528      $       844         $       544

   RATIOS:
      Expenses to average daily net assets**                          0.85%            1.03%               0.85%
      Expenses to average daily net assets (NET OF
          EXPENSES PAID INDIRECTLY)                                   0.85%            0.85%                n/a
      Net investment income to average daily net assets**             4.54%            4.84%               3.56%


* TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.

** THE PORTFOLIO'S ADVISER VOLUNTARILY WAIVED $9,034, $11,528 AND $6,930 IN EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1996, THE YEAR ENDED DECEMBER 31, 1995 AND THE PERIOD ENDED DECEMBER 31, 1994, RESPECTIVELY. IF THE PORTFOLIO HAD BEEN CHARGED THESE EXPENSES, THE RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 1.81%, 2.62% AND 4.62%, RESPECTIVELY, AND THE RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 3.58%, 3.25% AND (.21%), RESPECTIVELY. IN FISCAL YEAR 1995, THE RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS INCLUDES EXPENSES PAID INDIRECTLY BY THE PORTFOLIO. PRIOR PERIOD EXPENSE RATIOS HAVE NOT BEEN ADJUSTED. THE RATIO FOR THE PERIOD ENDED DECEMBER 31, 1994 IS ANNUALIZED.

***  COMMENCEMENT OF OPERATIONS

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 21





================================================================================
               N O T E S  T O  F I N A N C I A L  S T A T E M E N T S
================================================================================
                           IAI RETIREMENT FUNDS, INC.

                                DECEMBER 31, 1996


                 [1] SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

IAI Retirement Funds, Inc. is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. IAI Regional Portfolio (Regional Portfolio), IAI Balanced Portfolio (Balanced Portfolio) and IAI Reserve Portfolio (Reserve Portfolio) are separate portfolios of IAI Retirement Funds, Inc. Portfolio shares are not offered directly to the public, but sold only to selected insurance companies' separate accounts in connection with variable life insurance policies or variable annuity contracts. The Regional Portfolio has a primary objective of long-term appreciation through investments in equity securities. The Balanced Portfolio has a primary objective of maximum total return through investment in stocks, bonds and short-term instruments. The Reserve Portfolio has a primary objective of providing a high level of current income consistent with the preservation of capital and liquidity. This report covers only the Regional Portfolio, Balanced Portfolio and Reserve Portfolio (the Portfolios).

Significant accounting policies followed by the Portfolios are summarized below:

SECURITY VALUATION
Investments in securities traded on national securities exchanges are valued at the last reported sales price at the close of each business day. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last reported sales price is not available, the last reported bid price is used.

Debt securities for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith using consistently applied procedures under the general supervision of the Board of Directors.

Short-term securities with maturities of 60 days or less from the date of initial acquisition are valued at amortized cost. Those with maturities greater than 60 days from the date of initial acquisition are marked-to-market on a daily basis.

FEDERAL TAXES
Since it is each Portfolio's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to shareholders, no provision for income taxes is required.

Net investment income and net realized gains may differ for financial statement and tax purposes primarily because of the deferral of "wash sale" losses for tax purposes. The character of distributions made during the year for net investment income or net realized gains may also differ from its ultimate characterization for tax purposes.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased, resulting in reclassification adjustments to additional paid-in capital as follows:


------------------------------------ ----------------------------- -------------------------- -----------------------

                                         IAI REGIONAL PORTFOLIO      IAI BALANCED PORTFOLIO    IAI RESERVE PORTFOLIO
------------------------------------ ----------------------------- -------------------------- -----------------------
Undistributed net investment income    $         865                $         865              $         865
Additional paid-in capital             $        (865)               $        (865)             $        (865)
------------------------------------ ----------------------------- -------------------------- -----------------------


SECURITY TRANSACTIONS AND INVESTMENT INCOME
The Portfolios record security transactions on trade date, the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income, including level yield amortization of discount, is accrued daily. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded on the ex-date. Distributions from net investment income are made annually for Regional Portfolio and Balanced Portfolio and monthly for Reserve Portfolio. Capital gains, if any, are primarily distributed in June. Additional capital gains distributions as needed to comply with federal tax regulations are distributed during the year.

ORGANIZATION COSTS
Organization costs are being amortized over 60 months on a straight-line basis.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

                        [2] COMMITMENTS AND CONTINGENCIES

Regional Portfolio, Balanced Portfolio and Reserve Portfolio have available lines of credit of $750,000, $100,000 and $200,000, respectively, with a bank at the prime interest rate. To the extent funds are drawn against the line, securities are held in a segregated account. No compensating balances or commitment fees are required under the line of credit. During the year ended December 31, 1996, the Portfolios paid no interest on the line of credit. There were no borrowings outstanding at December 31, 1996.

                              [3] FEES AND EXPENSES

Under the terms of an investment advisory agreement, Regional Portfolio, Balanced Portfolio and Reserve Portfolio pay Investment Advisers, Inc. (Advisers) a management fee based upon average daily net assets equal, on an annual basis, to .65%, .65% and .45%, respectively.

Each Portfolio also pays an annual fee to Advisers for acting as the Portfolios' dividend-disbursing, administrative, and accounting services agent. The fee is based on an annual rate of .10% of average daily net assets for each Portfolio.

In addition to the advisory and dividend-disbursing, administrative, and accounting services fees, the Portfolios are responsible for paying their operating expenses, including costs incurred in the purchase and sale of assets. Additionally, Advisers has voluntarily agreed to waive fees and expenses for Balanced Portfolio and Reserve Portfolio in excess of 1.25% and .85%, respectively, of average daily net assets through May 1, 1997.

                           [4] INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES
For the period ended December 31, 1996, purchases of securities and sales proceeds, including maturities, for the Reserve Portfolio aggregated $3,528,109 and $3,897,391 , respectively. Purchases of securities and sales proceeds, other than investments in short-term securities for Regional Portfolio and Balanced Portfolio, were as follows:

---------------------------- -------------------------- ------------------------
                                     PURCHASES                   SALES
---------------------------- -------------------------- ------------------------

IAI REGIONAL PORTFOLIO           $    8,122,508              $   4,851,489
IAI BALANCED PORTFOLIO           $    1,258,512              $     656,039
---------------------------- -------------------------- ------------------------




================================================================================
               I N D E P E N D E N T  A U D I T O R S`  R E P O R T
================================================================================
                           IAI RETIREMENT FUNDS, INC.


The Board of Directors and Shareholders
IAI Retirement Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of IAI Regional Portfolio, IAI Balanced Portfolio and IAI Reserve Portfolio (portfolios within IAI Retirement Funds, Inc.) as of December 31, 1996, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the periods presented on pages 19-21 of the annual report. These financial statements and the financial highlights are the responsibility of the portfolios' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted accounting standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmations from brokers and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of IAI Regional Portfolio, IAI Balanced Portfolio and IAI Reserve Portfolio at December 31, 1996, and the results of their operations, the changes in their net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.



KPMG Peat Marwick LLP
Minneapolis, Minnesota
January 31, 1997




================================================================================
                   F E D E R A L  T A X  I N F O R M A T I O N
================================================================================
                           IAI RETIREMENT FUNDS, INC.

We are required by federal tax regulations to provide shareholders with certain information regarding dividend distributions paid during our fiscal year. The figures provided are for information purposes only and should not be used for reporting to federal or state revenue agencies. You will receive all necessary tax information on Form 1099-DIV, Dividends and Distributions, in January of each year.

(A) includes distribution of short-term capital gains, if any, which are taxable as ordinary income.

IAI REGIONAL PORTFOLIO


----------------------------------------------------------------------------------------------------
                       Payable Date                             Ordinary Income (A)    Capital Gains
----------------------------------------------------------------------------------------------------
                       JUNE 1996                                $  .7468               $  .0498

7.03% OF ORDINARY INCOME DISTRIBUTIONS QUALIFY FOR DEDUCTIONS BY CORPORATIONS.
----------------------------------------------------------------------------------------------------

IAI BALANCED PORTFOLIO

----------------------------------------------------------------------------------------------------
                       Payable Date                             Ordinary Income (A)    Capital Gains
----------------------------------------------------------------------------------------------------
                       JUNE 1996                                $  .1458               $  .0653

16.12% OF ORDINARY INCOME DISTRIBUTIONS QUALIFY FOR DEDUCTIONS BY CORPORATIONS.
----------------------------------------------------------------------------------------------------

IAI RESERVE PORTFOLIO

----------------------------------------------------------------------------------------------------
                       Payable Date                             Ordinary Income (A)
----------------------------------------------------------------------------------------------------
                       JANUARY 1996                             $  .0440
                       FEBRUARY 1996                               .0500
                       MARCH 1996                                  .0410
                       APRIL 1996                                  .0390
                       MAY 1996                                    .0350
                       JUNE 1996                                   .0399
                       JULY 1996                                   .0350
                       AUGUST 1996                                 .0350
                       SEPTEMBER 1996                              .0370
                       OCTOBER 1996                                .0650
                       NOVEMBER 1996                               .0440
                       DECEMBER 1996                               .0390
----------------------------------------------------------------------------------------------------
                                                                $  .5039

----------------------------------------------------------------------------------------------------




                                   DISTRIBUTOR
                              IAI Securities, Inc.


                               INVESTMENT ADVISER
                                   AND MANAGER

                            Investment Advisers, Inc.
                                  P.O. Box 357
                         Minneapolis, MN 55440-0357 USA
                                  800.945.3863
                                  612.376.2700


                                    CUSTODIAN

                          Norwest Bank Minnesota, N.A.
                               Sixth and Marquette
                              Minneapolis, MN 55479


                                  LEGAL COUNSEL

                              Dorsey & Whitney LLP
                             220 South Sixth Street
                              Minneapolis, MN 55402


                              INDEPENDENT AUDITORS

                              KPMG Peat Marwick LLP
                               4200 Norwest Center
                              Minneapolis, MN 55402


                                    DIRECTORS

                                 Madeline Betsch
                               W. William Hodgson
                                 George R. Long
                                  Noel P. Rahn
                              Richard E. Struthers
                                J. Peter Thompson
                               Charles H. Withers


                                   [LOGO] IAI

                                  MUTUAL FUNDS


                            INVESTMENT ADVISERS, INC.
   3700 FIRST BANK PLACE, P.O. BOX 357, MINNEAPOLIS, MINNESOTA 55440-0357 USA
                                FAX 612.376.2737

                                  800.945.3863
                                  612.376.2700